Supplementary Financial Information (Schedule Of Supplemental Cash Flow Information) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Interest	$ 409	$ 406	$ 368
Less capitalized interest	(13)	(19)	(16)
Interest payments (net of amounts capitalized)	396	387	352
Federal	61	87	56
State	23	22	22
Total payments (receipts) in lieu of income taxes	84	109	78
Assets acquired			2,547
Liabilities assumed			(1,223)
Cash paid			1,324
Construction expenditures financed through accounts payable (investing)	254	254	278
Transfer of title to assets constructed for and prepaid by LP&L (investing) (Note 3)	150
ROU assets obtained in exchange for operating lease obligations (investing)	$ 52	72	$ 38
Debt exchange offering (financing)		$ 300